Other Assets - Summary of Detailed Information About Other Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Detailed Information About Other Assets [Abstract]
Recoverable value-added tax	¥ 395,409	¥ 403,151
Prepayments	67,262	33,424
Prepaid income tax and value-added tax	97,609	61,160
Deferred expenses	6,549	8,185
Repossessed assets	10,381	10,381
Settlement, clearing payment and others	85,712	320,823
Other assets gross	662,922	837,124
Less: Provisions for impairment	(5,498)	(5,498)
Other assets	¥ 657,424	¥ 831,626